Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 461,955,000.00
Previously Paid Amount	0.00
Total Fee Amount	63,795.99
Total Offset Amount	0.00
Net Fee	$ 63,795.99
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A